Debt - Credit Facility - Additional Information (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 03, 2023 Options	Feb. 02, 2023	Jun. 30, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2025 Instrument	Dec. 31, 2025	Dec. 31, 2025 Agreement	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) Instrument
Credit facilities
Outstanding balance				$ 583,600					$ 375,000
Revolving Credit Facility
Credit facilities
Unsecured loan facility				1,250,000				$ 753,900
Number of extension options | Options	2
Extension option term	6 months
Extension fee (as a percent)		0.075%
Unamortized financing costs related to all debt				11,700					$ 4,100
Unsecured Credit Agreement
Credit facilities
Potential maximum amount of the revolving commitments and term loans				3,900,000
Interest Rate Swaps
Credit facilities
Current notional amounts				373,600
Number of agreements					21		5		21
Fixed rate						4.736%
New Unsecured Credit Facility | Revolving Credit Facility
Credit facilities
Eligible unencumbered assets (in dollars)				11,500,000
Amended and Restated Unsecured Revolving Credit Facility | Revolving Credit Facility
Credit facilities
Outstanding balance				$ 583,600
Amended and Restated Unsecured Revolving Credit Facility | Revolving Credit Facility | Minimum
Credit facilities
Credit spread (as a percent)	0.70%
Facility fee (as a percent)			0.10%
Amended and Restated Unsecured Revolving Credit Facility | Revolving Credit Facility | Maximum
Credit facilities
Credit spread (as a percent)	1.40%
Facility fee (as a percent)			0.30%
Amended and Restated Unsecured Revolving Credit Facility | Revolving Credit Facility | SOFR
Credit facilities
Credit spread (as a percent)				0.85%
Facility fee (as a percent)				0.20%
Amended and Restated Unsecured Revolving Credit Facility | Revolving Credit Facility | Base Rate | Minimum
Credit facilities
Credit spread (as a percent)			0.00%
Amended and Restated Unsecured Revolving Credit Facility | Revolving Credit Facility | Base Rate | Maximum
Credit facilities
Credit spread (as a percent)			0.40%
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility | SOFR
Credit facilities
Debt Instrument interest rate description				SOFR
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility | Base Rate
Credit facilities
Debt Instrument interest rate description				Base Rate